Shareholders' equity - Share capital (Details) - AUD ($) $ in Millions	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Shareholders' equity
Ordinary share capital, fully paid	$ 39,824	$ 39,666	$ 39,667
Total treasury shares	(702)	(655)	(651)
Total share capital	39,122	39,011	39,016
NCI	$ 44	$ 57	$ 54
Number of unvested RSP treasury shares held	5,396,087	5,086,660	5,076,534